Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 677		₨ 769
Finished goods and traded goods	3,274		2,601
Inventories	₨ 3,951	$ 57	₨ 3,370